Basis of Presentation	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
NOTE 2. BASIS OF PRESENTATION
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”).
The accompanying unaudited condensed consolidated financial statements contain all normal and recurring adjustments necessary to state fairly the consolidated financial condition, results of operations, comprehensive income, statement of shareholders’ equity, and cash flows of the Company for the interim periods presented. Except as otherwise disclosed, all such adjustments consist only of those of a normal recurring nature. Operating results for the nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the current year ending December 31, 2021. The financial data presented herein should be read in conjunction with the audited consolidated financial statements and accompanying notes as of and for the years ended December 31, 2020 and 2019 (“2020 audited consolidated financial statements”).
The preparation of these unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ materially from those estimates.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC and the instructions to Form
10-Q.
Revision of Previously Issued Financial Statements
During the quarter ended September 30, 2021, the Company identified an error in its accounting for leases which was due to the lack of a complete lease population and the conclusions reached for the commencement date for leases not aligning with the possession date of the associated right of use asset. This resulted in an understatement of the associated right of use assets and the associated lease liabilities. The Company also identified a misstatement related to the accounting for asset acquisitions that were consummated during the three months ended June 30, 2021, which was due to the Company initially valuing the equity consideration transferred using the contract value whereas the fair value as of the closing date should have been used. This resulted in an understatement of intangible assets, an understatement of the associated deferred tax liabilities and an understatement of additional paid-in-capital.
Additionally, the Company identified assets not likely to be converted within a year were classified as prepaid and other current assets, rather than other assets. The Company evaluated the misstatements and concluded that the misstatements were not material, either individually or in the aggregate, to its current or previously issued consolidated financial statements.
To correct the immaterial misstatements, during the quarter ended September 30, 2021, the Company elected to revise its previously issued interim unaudited condensed consolidated balance sheet as of June 30, 2021 and March 31, 2021 as well as the previously issued 2020 condensed consolidated balance sheet. The revision of the historical interim unaudited condensed consolidated balance sheet includes the correction of these immaterial misstatements as well as other previously identified balance sheet misclassifications. Accordingly, the accompanying interim unaudited condensed consolidated balance sheet and relevant footnotes in this Quarterly Report on Form
10-Q
as well as the 2020 condensed consolidated balance sheet have been revised to correct for such immaterial misstatements. The Company will present the revision of its previously issued interim unaudited condensed consolidated balance sheet as of March 31, 2021 and June 30, 2021, in connection with the future filing of its Quarterly Reports on Form
10-Q. The
impact of the lease entries recorded as of June 30, 2021.
The impact of the revision on the Company’s interim unaudited condensed consolidated balance sheet as of June 30, 2021 is reflected in the following table:

Balance Sheet as of June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Revised
Prepaid expenses and other current assets	$28,313	$(4,249)	$24,064

Total current assets	442,090	(4,249)	437,841

Property and equipment, net	427,666	258	427,924
Right of use assets—operating, net	31,254	8,768	40,022
Right of use assets—finance, net	41,521	6,371	47,892
Intangible assets, net	123,106	(621)	122,485
Other assets	9,547	4,246	13,793

Total assets	1,146,307	14,773	1,161,080

Operating lease liabilities, current portion	3,583	432	4,015
Finance lease liabilities, current portion	4,723	281	5,004

Total current liabilities	76,738	713	77,451

Operating lease liabilities	29,381	8,396	37,777
Finance lease liabilities	39,694	5,822	45,516
Deferred tax liability	29,845	(2,213)	27,632

Total liabilities	390,072	12,718	402,790

Additional paid-in-capital	522,898	2,055	524,953

Total shareholders equity	$756,235	$2,055	$758,290

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Revised
Prepaid expenses and other current assets	$25,180	$(3,728)	$21,452

Total current assets	294,157	(3,728)	290,429

Right of use assets—operating, net	30,051	2,830	32,881
Right of use assets—finance, net	38,380	1,838	40,218
Other assets	7,549	3,693	11,242

Total assets	897,455	4,633	902,088

Operating lease liabilities, current portion	3,324	173	3,497
Finance lease liabilities, current portion	4,344	70	4,414

Total current liabilities	100,900	243	101,143

Operating lease liabilities	28,326	2,581	30,907
Finance lease liabilities	36,294	1,809	38,103

Total liabilities	$411,871	$4,633	$416,504

Balance Sheet as of December 31, 2020	As Previously Reported	Adjustment	As Revised
Prepaid expenses and other current assets	$19,815	$(3,696)	$16,119

Total current assets	265,148	(3,696)	261,452

Right of use assets—operating, net	28,171	1,905	30,076
Other assets	3,944	3,584	7,528

Total assets	816,112	1,793	817,905

Operating lease liabilities, current portion	3,154	123	3,277

Total current liabilities	75,998	123	76,121

Operating lease liabilities	26,450	1,670	28,120

Total liabilities	$368,208	$1,793	$370,001

The Company recorded operating lease expense, depreciation, and interest expense totaling $0.3 million in the income statement for the three months ended September 30, 2021 that related to these expenses from prior periods. This had
an immaterial impact on the period recorded and the prior periods and is correctly reflected for the nine months ended September 30, 2021
.
Significant Accounting Policies
The Company’s significant accounting policies are described in Note 2 to the Company’s consolidated financial statements included in the Annual Report on Form
10-K
for the fiscal year ended December 31, 2020, filed with this Securities and Exchange Commission, or SEC, on March 23, 2021 (the “2020 Form
10-K”).
There have been no material changes to the Company’s significant accounting policies, except for the adoption of ASU
2019-12
as explained below.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The Company adopted ASU
2019-12
on January 1, 2021. The adoption did not have a material impact on the Company’s consolidated financial statements.
COVID-19
Pandemic
The global outbreak of the novel strain of the coronavirus known as
COVID-19
has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. In response to the outbreak, governmental authorities in the United States, Canada and internationally have introduced various recommendations and measures to try to limit the pandemic, including travel restrictions, border closures, non-essential
business closures, quarantines, self-isolations,
shelters-in-place
and social distancing. Management has been closely monitoring the continuing impact of
COVID-19,
with a focus in the health and safety of the Company’s employees, business continuity and supporting its communities. The Company has enacted various measures to reduce the spread of the virus, including implementing social distancing at its cultivation facilities and dispensaries, enhancing cleaning protocols at such facilities and dispensaries and encouraging employees to adhere to preventative measures recommended by local, state, and federal health officials. The Company incurred expenses related to enhanced cleaning protocols, personal protective equipment and
COVID-19
related paid leave for employees.